Property, leasehold improvements and equipment (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment	$ 131,814	$ 2,601,397	$ 2,444,205	$ 2,370,975
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment		1,709,508	1,707,236	1,715,636
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		660,589	456,505	424,511
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		116,117	130,349	146,626
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		47,113	50,835	61,200
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		36,246	9,042	8,548
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		9,483	12,020	$ 14,454
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		$ 22,341	$ 78,218